Expense Example, No Redemption {- Fidelity Advisor® Capital Development Fund} - 09.30 Fidelity Advisor Capital Development Fund-AMCI PRO-11 - Fidelity Advisor® Capital Development Fund	Nov. 29, 2021 USD ($)
Fidelity Advisor Capital Development Fund-Destiny Class A
Expense Example, No Redemption:
1 Year	$ 657
3 Years	831
5 Years	1,019
10 Years	1,564
Fidelity Advisor Capital Development Fund-Class M
Expense Example, No Redemption:
1 Year	481
3 Years	757
5 Years	1,053
10 Years	1,895
Fidelity Advisor Capital Development Fund-Class C
Expense Example, No Redemption:
1 Year	183
3 Years	566
5 Years	975
10 Years	1,866
Fidelity Advisor Capital Development Fund-Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	$ 883